CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Initial Public Offering	Private Placement by Genscript	Follow-On Public Offering	Share Capital	Share Capital Initial Public Offering	Share Capital Follow-On Public Offering	Share Premium		Share Premium Initial Public Offering	Share Premium Private Placement by Genscript	Share Premium Follow-On Public Offering	Share-based Compensation Reserves		Foreign Currency Translation Reserve		Retained Earnings/(Accumulated Losses)
Beginning balance at Dec. 31, 2018	$ 252,909				$ 20			$ 3,908	[1]				$ 704	[1]	$ (3,161)	[1]	$ 251,438	[1]
Loss for the year	(101,590)																(101,590)
Other comprehensive income/ loss:
Exchange differences on translation of foreign operations	(1,268)														(1,268)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(102,858)														(1,268)		(101,590)
Equity-settled share-based compensation expense	1,272												1,272
Ending balance at Dec. 31, 2019	151,323				20			3,908	[1]				1,976	[1]	(4,429)	[1]	149,848	[1]
Loss for the year	(266,373)																(266,373)
Other comprehensive income/ loss:
Exchange differences on translation of foreign operations	4,078														4,078
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(262,295)														4,078		(266,373)
Conversion of convertible redeemable preferred shares to ordinary shares	240,434				2			240,432
Issuance of ordinary shares		$ 450,085	$ 12,000			$ 4				$ 450,081	$ 12,000
Exercise of share options	1,464				1			1,885					(422)
Equity-settled share-based compensation expense	4,760												4,760
Ending balance at Dec. 31, 2020	597,771				27			708,306	[1]				6,314	[1]	(351)	[1]	(116,525)	[1]
Loss for the year	(403,582)																(403,582)
Other comprehensive income/ loss:
Exchange differences on translation of foreign operations	5,215														5,215
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(398,367)														5,215		(403,582)
Issuance of ordinary shares				$ 323,440			$ 2					$ 323,438
Issuance of ordinary shares relating to private placement for an institutional investor	218,300				2			218,298
Exercise of share options	4,642							6,089					(1,447)
Reclassification of vested restricted stock units								5,323					(5,323)
Equity-settled share-based compensation expense	20,158												20,158
Ending balance at Dec. 31, 2021	$ 765,944				$ 31			$ 1,261,454	[1]				$ 19,702	[1]	$ 4,864	[1]	$ (520,107)	[1]

[1]	These reserve accounts comprise the consolidated reserves of US$765.9 million, US$597.7 million and US$151.3 million in the consolidated statements of financial position as at December 31, 2021, 2020 and 2019, respectively.